BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term borrowings by type
Unsecured long-term borrowings	¥ 30,743	¥ 30,085
Secured long-term borrowings	24,418,360	25,217,913
Long-term borrowings	¥ 24,449,103	¥ 25,247,998